PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid Expense, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	June 30,	December 31,
	2023	2022

Dutch governmental support - COVID 19 (1)	$4,685	$4,302
Receivable from the German authorities (2)	514	483
Income tax receivable	1,108	118
VAT receivable	427	1,759
Prepaid insurance	915	536
Prepaid uniforms	761	811
Prepaid licenses and training	1,049	139
Other	2,213	1,657
	$11,672	$9,805

In the Netherlands, the Company was eligible for payroll support relating to COVID 19 (see note 12).

1.
In Germany, the employees are eligible for payroll support. The Company pay to its German employees their full salary and afterwards, the Company is being reimbursed by the German government for the payroll support amount.